NUCLEAR PLANT RETIREMENT 2 (Details) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2015	Oct. 31, 2015	Aug. 31, 2015	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Nuclear Plant Decommissioning And Funding [Line Items]
Nuclear decommissioning trusts					$ 1,063	$ 1,131	[1]
Year 2013 [Member]
Nuclear Plant Decommissioning And Funding [Line Items]
Current Authorized Annual Recovery Amount, Nuclear Decommissioning Trust Funding				$ 55
Withdrawal From Nuclear Decommissioning Trust Funds			$ 37
Amount funded to customers through Energy Resource Recovery Account			34
Amount Pending IRS Clarification			18
Amount To Refund Regulatory Assets			3
Year 2014 [Member]
Nuclear Plant Decommissioning And Funding [Line Items]
Current Authorized Annual Recovery Amount, Nuclear Decommissioning Trust Funding	$ 36
Withdrawal From Nuclear Decommissioning Trust Funds					23
Amount funded to customers through Energy Resource Recovery Account					19
Amount Pending IRS Clarification					13
Amount To Refund Regulatory Assets					4
San Diego Gas and Electric Company [Member]
Nuclear Plant Decommissioning And Funding [Line Items]
Nuclear decommissioning trusts					1,063	$ 1,131	[2]
San Diego Gas and Electric Company [Member] | Year 2013 [Member]
Nuclear Plant Decommissioning And Funding [Line Items]
Current Authorized Annual Recovery Amount, Nuclear Decommissioning Trust Funding				$ 55
Withdrawal From Nuclear Decommissioning Trust Funds			37
Amount funded to customers through Energy Resource Recovery Account			34
Amount Pending IRS Clarification			18
Amount To Refund Regulatory Assets			$ 3
San Diego Gas and Electric Company [Member] | Year 2014 [Member]
Nuclear Plant Decommissioning And Funding [Line Items]
Current Authorized Annual Recovery Amount, Nuclear Decommissioning Trust Funding	$ 36
Withdrawal From Nuclear Decommissioning Trust Funds					23
Amount funded to customers through Energy Resource Recovery Account					19
Amount Pending IRS Clarification					13
Amount To Refund Regulatory Assets					$ 4
Nuclear Plant Entire Ownership [Member]
Nuclear Plant Settlement [Line Items]
Nuclear Plant, Insurance Recovery		$ 400
Nuclear Plant SDGE Ownership [Member]
Nuclear Plant Settlement [Line Items]
Nuclear Plant, Insurance Recovery		$ 80
Recovery Allocation Percentage		5.00%
To Ratepayers [Member]
Nuclear Plant Settlement [Line Items]
Nuclear Plant, Insurance Recovery		$ 75
Nuclear Plant, SDGE [Member]
Nuclear Plant [Line Items]
Nuclear Plant, Ownership Percentage					20.00%

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.